RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - NOTIONAL PRINCIPAL OR QUANTITY INFORMATION (Details) MMcf in Thousands, € in Millions, ¥ in Millions, £ in Millions, CAD in Millions, $ in Millions	Jun. 30, 2017 JPY (¥) MWh MMcf MMBbls	Jun. 30, 2017 EUR (€) MWh MMcf MMBbls	Jun. 30, 2017 USD ($) MWh MMcf MMBbls	Jun. 30, 2017 GBP (£) MWh MMcf MMBbls	Jun. 30, 2017 CAD MWh MMcf MMBbls	Dec. 31, 2016 JPY (¥) MWh MMcf MMBbls	Dec. 31, 2016 USD ($) MWh MMcf MMBbls	Dec. 31, 2016 GBP (£) MWh MMcf MMBbls	Dec. 31, 2016 CAD MWh MMcf MMBbls
Foreign exchange contracts - forwards - purchase | United States dollar
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017 | $			$ 834				$ 991
2018 | $			2				2
2019 | $			2				2
2020 | $			2				2
Foreign exchange contracts - forwards - purchase | GBP
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017 | £				£ 62				£ 91
2018 | £				9				6
Foreign exchange contracts - forwards - purchase | Euro
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017 | €		€ 123
2018 | €		256
2019 | €		340
Foreign exchange contracts - forwards - purchase | Japanese yen
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 | ¥	¥ 32,662					¥ 32,662
Thereafter | ¥	¥ 20,000
Foreign exchange contracts - forwards - sell | United States dollar
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017 | $			3,816				4,369
2018 | $			3,041				2,768
2019 | $			3,246				2,943
2020 | $			3,258				2,722
2021 | $			567				566
Thereafter | $			$ 223				$ 223
Foreign exchange contracts - forwards - sell | GBP
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2019 | £				89				89
2020 | £				25				25
2021 | £				27				27
Thereafter | £				£ 177				£ 144
Foreign exchange contracts - forwards - sell | Euro
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2020 | €		35
2021 | €		152
Thereafter | €		€ 952
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017					CAD 2,958				CAD 6,713
2018					5,051				5,161
2019					1,629				1,581
2020					220				153
2021					98				100
Thereafter					296				300
Interest rate contracts - long-term receive fixed rate
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017					891
2018					1,302
2019					900
2020					671
2021					345
Thereafter					320
Interest rate contracts - long-term debt pay fixed rate
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017					2,439				3,998
2018					2,714				2,743
2019					762				768
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017					48				48
2018					CAD 40				CAD 40
Commodity contracts | Natural gas
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017 | MMcf	(81)	(81)	(81)	(81)	(81)	(93)	(93)	(93)	(93)
2018 | MMcf	(62)	(62)	(62)	(62)	(62)	(42)	(42)	(42)	(42)
2019 | MMcf	(10)	(10)	(10)	(10)	(10)	(17)	(17)	(17)	(17)
2020 | MMcf						(9)	(9)	(9)	(9)
2021 | MMcf	(1)	(1)	(1)	(1)	(1)
Commodity contracts | Crude oil
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017 | MMBbls	(2)	(2)	(2)	(2)	(2)	(11)	(11)	(11)	(11)
2018 | MMBbls	(10)	(10)	(10)	(10)	(10)	(9)	(9)	(9)	(9)
Commodity contracts | NGL
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017 | MMBbls	(5)	(5)	(5)	(5)	(5)	(8)	(8)	(8)	(8)
2018 | MMBbls	(10)	(10)	(10)	(10)	(10)	(6)	(6)	(6)	(6)
Commodity contracts | Power
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2017 | MWh	43	43	43	43	43	40	40	40	40
2018 | MWh	30	30	30	30	30	30	30	30	30
2019 | MWh	31	31	31	31	31	31	31	31	31
2020 | MWh	35	35	35	35	35	35	35	35	35
2021 | MWh	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)	(3)
Thereafter | MWh	(43)	(43)	(43)	(43)	(43)	(43)	(43)	(43)	(43)